Company Statement of Changes in Equity - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance		£ 16,378	£ 16,245	£ 16,341
Profit after tax		1,423	1,405	438
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Dividends on ordinary shares		(1,013)	(1,346)	(103)
Dividends on other equity instruments		(143)	(143)	(147)
Ending balance		14,711	16,378	16,245
Share capital
Beginning balance		7,060	7,060	7,060
Ending balance		7,060	7,060	7,060
Other equity instruments
Beginning balance		2,191	2,241	2,241
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(745)	(500)
Ending balance		2,196	2,191	2,241
Retained earnings
Beginning balance		6,754	6,030	6,251
Profit after tax		1,406	1,369	402
Repurchase of other equity instruments	£ (5)	(5)
Dividends on ordinary shares		(1,013)	(1,346)	(103)
Dividends on other equity instruments		(143)	(143)	(147)
Ending balance		6,563	6,754	6,030
Santander UK Group Holdings plc
Beginning balance		13,513	13,553
Profit after tax		1,206	1,499	240
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(750)	(500)
Dividends on ordinary shares		(1,013)	(1,346)
Dividends on other equity instruments		(143)	(143)
Ending balance		13,563	13,513	13,553
Santander UK Group Holdings plc | Share capital
Beginning balance		7,060	7,060
Ending balance		7,060	7,060	7,060
Santander UK Group Holdings plc | Other equity instruments
Beginning balance		2,191	2,241
Issue of other equity instruments		750	450
Repurchase of other equity instruments		(745)	(500)
Ending balance		2,196	2,191	2,241
Santander UK Group Holdings plc | Retained earnings
Beginning balance		4,262	4,252
Profit after tax		1,206	1,499
Repurchase of other equity instruments		(5)
Dividends on ordinary shares		(1,013)	(1,346)
Dividends on other equity instruments		(143)	(143)
Ending balance		£ 4,307	£ 4,262	£ 4,252